Summary of Significant Accounting Policies - Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 500,032	$ 0